Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Summary of Effects on Cash Flow Arising From Disposal of Telecom Assets (Detail) - Telecom assets [member]
R$ in Millions
12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of cash flows from discontinued operations [line items]
Operational activity - gain on sale of investment	R$ (378)
Investment activity - amount of sale	655
Increase (decrease) in cash and cash equivalents, discontinued operations, Total	R$ 277